Annual Fund Operating Expenses	Dec. 30, 2025
Capital Group California Core Municipal Fund | Capital Group California Core Municipal Fund | Share class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.27%
Capital Group California Short-Term Municipal Fund | Capital Group California Short-Term Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 01, 2027
Capital Group California Short-Term Municipal Fund | Capital Group California Short-Term Municipal Fund | Share class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.30%

[1]	The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least January 1, 2027. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.